Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At December 31, 2019 and 2018, prepaid expenses and other current assets consisted of the following:

	December 31, 2019	December 31, 2018
Prepaid professional service fees	$329,694	$66,421
Other receivables	29,147	-
Other	33,170	18,009
	$392,011	$84,430